Note 11 - Disclosures about Fair Value of Assets and Liabilities (Detail) - Fair Value of Assets Measured on Recurring Basis (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity securities:
Available-for-sale securities	$ 101,980,644	$ 81,064,878
Other Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Equity securities:
Available-for-sale securities	71,000	62,000
Other Equity Securities [Member]
Equity securities:
Available-for-sale securities	71,000	62,000
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	38,351,000	34,727,000
US Government Agencies Debt Securities [Member]
Equity securities:
Available-for-sale securities	38,351,061	34,726,662
Domestic Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	1,908,000
Domestic Corporate Debt Securities [Member]
Equity securities:
Available-for-sale securities	1,907,865
Municipals [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	10,378,000	4,144,000
Municipals [Member]
Equity securities:
Available-for-sale securities	10,378,000	4,144,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	51,273,000	40,089,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Equity securities:
Available-for-sale securities	51,272,615	40,088,918
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Equity securities:
Available-for-sale securities		2,043,000
US Treasury Securities [Member]
Equity securities:
Available-for-sale securities		2,042,637
Fair Value, Inputs, Level 1 [Member]
Equity securities:
Available-for-sale securities	71,000	2,105,000
Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	$ 101,910,000	$ 78,960,000